Earnings per share (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Issued common shares at beginning of period	72,718,706	69,718,706	71,218,706	64,676,256
Effect of shares issued	1,980,091	255,435	1,464,118	3,819,664
Weighted average number of common shares outstanding - basic	74,698,797	69,974,141	72,682,824	68,495,920
Weighted average number of shares outstanding - diluted	74,698,797	69,974,141	72,682,824	68,495,920